Commitments - Estimated Value of Contracts (Detail) - Infrastructure and service works - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies [line items]
Estimated value of contracts	$ 73,387,702	$ 91,466,009
Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts	26,894,474	23,288,148
1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts	28,447,421	43,095,406
4 to 5 years
Commitments and contingencies [line items]
Estimated value of contracts	17,469,459	23,353,908
More than five years
Commitments and contingencies [line items]
Estimated value of contracts	$ 576,348	$ 1,728,547